ORGANIZATION AND PRINCIPAL ACTIVITIES - Major subsidiaries and VIEs (Details)	Dec. 31, 2021
Subsidiaries | Ambow Education Management (Hong Kong) Ltd.
Percentage of ownership	100.00%
Subsidiaries | OOOK WOFE
Percentage of ownership	100.00%
Subsidiaries | Ambow Shengying
Percentage of ownership	100.00%
Subsidiaries | Beijing BoheLe
Percentage of ownership	100.00%
Subsidiaries | Ambow Education Inc.
Percentage of ownership	100.00%
Subsidiaries | Ambow BSC Inc
Percentage of ownership	100.00%
Subsidiaries | Bay State College Inc
Percentage of ownership	100.00%
Subsidiaries | Ambow NSAD Inc
Percentage of ownership	100.00%
Subsidiaries | NewSchool of Architecture and Design, LLC ("NewSchool")
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Ambow Shida
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Shanghai Ambow
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Ambow Sihua
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Ambow Rongye Education and Technology Co., Ltd. ("Ambow Rongye")
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Ambow Zhixin Education and Technology Co., Ltd. ("Ambow Zhixin")
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | IValley
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Beijing Le'An
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Beijing JFR
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Jinan LYZX
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Jinan WXBL
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Beijing OOOK
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Beijing Genesis Education Group ("Genesis Career Enhancement")
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Beijing Ambow Dacheng Education and Technology Co., Ltd.
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | GTE (Shanghai) Education Training Co., Ltd. ("GTE Shanghai")
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | GTE (Beijing) Education Training School Co., Ltd. ("GTE Beijing")
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | IValley Beijing
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Beijing Century Zhisheng Education Technology Co., Ltd
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Changsha Jingcai Education Technology Co., Ltd.
Percentage of ownership	100.00%
Consolidated variable interest entity without recourse | Beijing Zhong'an Ambow Culture Technology Co., Ltd. ("ZhongAn Ambow")
Percentage of ownership	51.00%
Schools of VIEs | Changsha K-12
Percentage of ownership	100.00%
Schools of VIEs | Shenyang K-12
Percentage of ownership	100.00%
Schools of VIEs | Changsha YH Jingcai Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Changsha FR Xiuye Tutoring School Co., Ltd.
Percentage of ownership	100.00%
Schools of VIEs | Lanzhou Anning Ambow English Training School
Percentage of ownership	100.00%
Schools of VIEs | Beijing Haidian Ambow Xinganxian Training School ("Beijing Xinganxian")
Percentage of ownership	100.00%
Schools of VIEs | Beijing Huairou Xinganxian Training School
Percentage of ownership	100.00%
Schools of VIEs | Shandong Shichuang Software Training School
Percentage of ownership	100.00%